Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 3,939	£ 4,008
Other non-contract fee income	69	62
Fee and commission income	4,008	4,070	[1]
Fee and commission expense	(1,169)	(870)	[1]
Net fee and commission income	2,839	3,200	[1]
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,445	1,168
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	512	460
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	762	553
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,101	1,715
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	119	112
Operating segments | Corporate and Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,521	2,850
Other non-contract fee income	67	59
Fee and commission income	2,588	2,909
Fee and commission expense	(461)	(369)
Net fee and commission income	2,127	2,540
Operating segments | Corporate and Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	216	184
Operating segments | Corporate and Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	440	399
Operating segments | Corporate and Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	734	527
Operating segments | Corporate and Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,101	1,715
Operating segments | Corporate and Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	30	25
Operating segments | Consumer, Cards and Payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,407	1,147
Other non-contract fee income	2	3
Fee and commission income	1,409	1,150
Fee and commission expense	(707)	(496)
Net fee and commission income	702	654
Reclassification into fees and commission income	94			£ 81
Operating segments | Consumer, Cards and Payments | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,229	984
Operating segments | Consumer, Cards and Payments | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	72	61
Operating segments | Consumer, Cards and Payments | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	28	26
Operating segments | Consumer, Cards and Payments | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Consumer, Cards and Payments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	78	76
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11	11
Other non-contract fee income	0	0
Fee and commission income	11	11
Fee and commission expense	(1)	(5)
Net fee and commission income	10	6
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 11	£ 11

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.